UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000
Date of fiscal year-end:	December 31st
Date of reporting period:	July 1, 2015 to September 30, 2015

Item 1:	Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

September 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (77.7%)
Advertising (2.7%)
$425	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	$424,469
1,475	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	1,486,062
1,270	Southern Graphics, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/02/15 @ 106.28)[1]	(CCC+, Caa1)	10/15/20	8.375	1,276,350
1,650	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 01/15/16 @ 104.50)[1]	(B+, B1)	01/15/21	6.000	1,658,250

					4,845,131

Auto Parts & Equipment (1.8%)
570	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)[1]	(BB+, Ba2)	04/30/23	5.000	555,750
1,150	MPG Holdco I, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 105.53)[2]	(B+, B3)	10/15/22	7.375	1,201,750
1,750	UCI International, Inc., Global Company Guaranteed Notes (Callable 11/02/15 @ 104.31)	(CCC-, Caa2)	02/15/19	8.625	1,408,750

					3,166,250

Banking (0.9%)
1,500	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/02/15 @ 105.81)[1]	(B+, B1)	02/15/18	7.750	1,560,000

Building & Construction (1.7%)
1,200	AV Homes, Inc., Global Company Guaranteed Notes (Callable 07/01/16 @ 106.38)	(B-, Caa1)	07/01/19	8.500	1,191,000
500	K Hovnanian Enterprises, Inc., Global Senior Secured Notes	(CCC+, Ba3)	11/01/21	2.000	290,000
700	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)[1]	(B+, B3)	01/15/23	8.250	736,750
900	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)[1,2]	(CCC+, Caa1)	05/15/23	9.000	877,500

					3,095,250

Building Materials (2.1%)
1,600	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)[1]	(B-, Caa2)	08/15/20	12.000	1,560,000
1,250	Headwaters, Inc., Global Company Guaranteed Notes (Callable 01/15/16 @ 103.63)	(B-, Caa1)	01/15/19	7.250	1,293,750
875	Summit Materials Finance Corp., Global Senior Unsecured Notes (Callable 07/15/18 @ 103.06)[2]	(B, Caa2)	07/15/23	6.125	848,750

					3,702,500

Cable & Satellite TV (5.9%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 12/15/16 @ 104.88)[1]	(BB-, B1)	01/15/22	6.500	774,408
400	Altice Luxembourg S.A., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 103.81)[1]	(B, B3)	02/15/25	7.625	354,250
925	Altice Luxembourg S.A., Rule 144A, Company Guaranteed Notes (Callable 05/15/17 @ 105.81)[1]	(B, B3)	05/15/22	7.750	844,063
1,850	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)[1]	(B+, B1)	02/01/20	7.250	1,840,750
600	Cablevision Systems Corp., Senior Unsecured Notes	(B, B1)	04/15/20	8.000	535,500
500	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/02/15 @ 104.78)[1]	(B-, B3)	09/15/20	6.375	472,500
500	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	06/01/21	6.750	482,810
230	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	11/15/24	5.875	195,931
1,000	Harron Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 104.56)[1]	(BB-, B3)	04/01/20	9.125	1,066,250
1,175	Midcontinent Communications & Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)[1]	(B, B3)	08/15/23	6.875	1,173,531
400	Neptune Finco Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 103.31)[1]	(BB-, Ba1)	10/15/25	6.625	403,000
400	Neptune Finco Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)[1]	(B-, B2)	10/15/25	10.875	405,000
700	Numericable-SFR SAS, Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)[1]	(B+, Ba3)	05/15/22	6.000	676,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Cable & Satellite TV
$1,200	Numericable-SFR SAS, Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)[1]	(B+, Ba3)	05/15/24	6.250	$1,158,000

					10,382,368

Chemicals (4.3%)
1,225	A Schulman, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/18 @ 105.16)[1]	(B+, B3)	06/01/23	6.875	1,160,687
150	Axiall Corp., Global Company Guaranteed Notes (Callable 05/15/18 @ 102.44)	(BB, Ba3)	05/15/23	4.875	126,563
600	Blue Cube Spinco, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.00)[1]	(BB+, Ba1)	10/15/25	10.000	623,250
500	Chemtura Corp., Company Guaranteed Notes (Callable 07/15/16 @ 104.31)	(BB-, B1)	07/15/21	5.750	496,250
1,450	GrafTech International Ltd., Global Company Guaranteed Notes (Callable 11/15/16 @ 103.19)	(B+, B1)	11/15/20	6.375	1,022,250
750	Ineos Group Holdings S.A., Rule 144A, Company Guaranteed Notes (Callable 02/15/16 @ 102.94)[1,2]	(B-, B3)	02/15/19	5.875	700,312
350	Ineos Group Holdings S.A., Rule 144A, Company Guaranteed Notes (Callable 11/02/15 @ 103.06)[1,2]	(B-, B3)	08/15/18	6.125	331,188
1,360	OMNOVA Solutions, Inc., Global Company Guaranteed Notes (Callable 11/02/15 @ 101.97)	(B-, B2)	11/01/18	7.875	1,351,500
276	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 11/02/15 @ 100.00)[1,3]	(NR, NR)	05/08/17	9.000	116,037
1,100	The Chemours Co., Rule 144A, Senior Unsecured Notes (Callable 05/15/20 @ 103.50)[1,2]	(BB-, B1)	05/15/25	7.000	726,000
475	Tronox Finance LLC, Global Company Guaranteed Notes (Callable 11/02/15 @ 104.78)	(B+, B3)	08/15/20	6.375	304,000
600	Univar U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/18 @ 103.38)[1,2]	(B, Caa1)	07/15/23	6.750	558,000

					7,516,037

Consumer/Commercial/Lease Financing (1.0%)
2,000	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)[1]	(CCC+, Caa2)	08/01/22	7.250	1,800,000

Electric - Generation (0.7%)
1,250	Dynegy, Inc., Global Company Guaranteed Notes (Callable 11/01/19 @ 103.81)	(B+, B3)	11/01/24	7.625	1,268,750

Energy - Exploration & Production (4.7%)
2,230	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)[2]	(CCC+, B3)	04/15/21	6.750	1,566,575
1,200	Comstock Resources, Inc., Company Guaranteed Notes (Callable 11/02/15 @ 103.88)[2]	(CCC, Caa2)	04/01/19	7.750	306,000
900	Det Norske Oljeselskap ASA, Rule 144A, Subordinated Notes (Callable 05/27/19 @ 105.13)[1]	(NR, NR)	05/27/22	10.250	760,500
1,975	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 11/02/15 @ 104.13)[2]	(CCC+, Caa3)	02/15/18	8.250	493,750
958	Harkand Finance, Inc., 7.800% Cash, 0.600% PIK, Reg S, Rule 144A, Senior Secured Notes (Callable 03/28/16 @ 104.50)[1,4,5]	(NR, NR)	03/28/19	8.400	651,313
475	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16 @ 103.25)	(B+, B2)	11/01/21	6.500	377,625
895	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 09/15/17 @ 103.44)[2]	(B+, B2)	03/15/22	6.875	713,583
1,510	PDC Energy, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 103.88)	(B+, B2)	10/15/22	7.750	1,510,000
1,500	Stone Energy Corp., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.75)	(B-, B3)	11/15/22	7.500	937,500
1,124	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 11/02/15 @ 104.25)[2]	(CCC+, Caa1)	06/15/19	8.500	505,800
650	Whiting Petroleum Corp., Company Guaranteed Notes (Callable 12/15/20 @ 100.00)	(BB, Ba2)	03/15/21	5.750	565,825

					8,388,471

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Food & Drug Retailers (0.5%)
$850	Rite Aid Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/18 @ 104.59)[1]	(CCC+, B3)	04/01/23	6.125	$846,813

Food - Wholesale (0.6%)
1,000	Dole Food Co., Inc., Rule 144A, Senior Secured Notes (Callable 11/02/15 @ 103.63)[1]	(CCC+, B3)	05/01/19	7.250	1,000,000

Forestry & Paper (0.2%)
300	Berry Plastics Escrow Corp., Rule 144A, Secured Notes (Callable 10/15/18 @ 103.00)[1]	(B, B3)	10/15/22	6.000	302,250
1,000	Stone & Webster, Inc.[3,6,7]	(NR, NR)	10/23/19	0.000	2,000

					304,250

Gaming (0.8%)
580	Choctaw Resort Development Enterprise, Rule 144A, Senior Unsecured Notes (Callable 08/31/15 @ 100.00)[1]	(B-, Caa1)	11/15/19	7.250	574,200
750	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)[1,8]	(B, B2)	02/15/21	8.250	865,451

					1,439,651

Gas Distribution (2.5%)
1,500	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	1,500,000
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(B+, B1)	06/15/24	5.625	648,750
350	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B+, B1)	02/15/21	5.750	320,250
2,000	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB, B1)	03/01/20	6.500	1,910,000

					4,379,000

Health Facilities (1.8%)
1,725	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.56)[1]	(B-, B3)	08/01/19	8.750	1,737,937
1,000	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, B3)	04/01/22	8.125	1,065,400
300	Tenet Healthcare Corp., Global Senior Unsecured Notes[2]	(CCC+, B3)	06/15/23	6.750	299,250

					3,102,587

Health Services (0.7%)
900	Emdeon, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/17 @ 104.50)[1]	(CCC+, Caa1)	02/15/21	6.000	871,875
360	ExamWorks Group, Inc., Company Guaranteed Notes (Callable 04/15/18 @ 104.22)	(B-, B3)	04/15/23	5.625	366,300

					1,238,175

Insurance Brokerage (1.2%)
775	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 11/02/15 @ 102.00)[1,4]	(CCC+, Caa2)	07/15/19	17.000	751,750
550	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 10/01/16 @ 105.91)[1]	(CCC+, Caa1)	10/01/21	7.875	526,625
900	National Financial Partners Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/16 @ 106.75)[1]	(CCC+, Caa2)	07/15/21	9.000	871,875

					2,150,250

Investments & Misc. Financial Services (2.1%)
750	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/30/15 @ 107.78)[1,9]	(B+, B2)	10/01/19	10.375	1,225,090
1,450	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)[1]	(B, B1)	04/01/20	7.375	1,404,760
400	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)[1]	(B, B1)	04/15/22	6.875	366,000
750	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 103.50)[1]	(B, B2)	12/01/18	7.000	765,000

					3,760,850

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media Content (1.5%)
$1,000	Nexstar Broadcasting, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/18 @ 103.06)[1]	(B+, B3)	02/15/22	6.125	$990,000
573	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 103.06)	(B+, B1)	10/01/22	6.125	570,135
1,000	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 11/01/16 @ 104.78)	(B+, B1)	11/01/21	6.375	1,010,000

					2,570,135

Medical Products (0.5%)
875	Sterigenics-Nordion Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.88)[1]	(CCC+, Caa1)	05/15/23	6.500	870,625

Metals & Mining - Excluding Steel (2.8%)
1,350	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)[1,2]	(CCC+, Caa2)	04/01/21	7.000	587,250
230	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes[1]	(B, B3)	10/01/18	10.000	201,825
1,050	Eldorado Gold Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/16 @ 103.06)[1]	(BB, Ba3)	12/15/20	6.125	924,000
1,400	Global Brass & Copper, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 104.75)	(B+, B3)	06/01/19	9.500	1,520,750
1,370	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 105.50)	(CCC, Caa3)	06/01/19	11.000	424,700
1,900	Taseko Mines Ltd., Company Guaranteed Notes (Callable 11/02/15 @ 103.88)	(B-, B3)	04/15/19	7.750	1,054,500
1,500	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 11/02/15 @ 104.63)[1,10]	(NR, NR)	05/15/19	9.250	307,500

					5,020,525

Oil Field Equipment & Services (3.7%)
1,900	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 103.75)[1,2]	(BB-, Caa1)	12/01/20	7.500	1,197,000
1,825	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)	(CCC+, Caa2)	05/01/22	6.250	574,875
600	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 12/01/15 @ 103.63)[1,2]	(B+, Caa1)	12/01/17	7.250	411,000
950	Parker Drilling Co., Global Company Guaranteed Notes (Callable 01/15/18 @ 103.38)	(B+, B2)	07/15/22	6.750	745,750
1,150	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B+, B3)	03/15/22	6.125	655,500
1,500	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 11/02/15 @ 104.31)[1,2]	(B+, Ba3)	11/01/18	8.625	1,177,500
1,600	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)[1]	(CCC+, Ca)	11/15/19	9.750	904,000
1,000	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 11/02/15 @ 103.94)[1]	(BB, B1)	01/15/19	7.875	940,000

					6,605,625

Oil Refining & Marketing (3.2%)
500	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 08/15/17 @ 104.69)[1]	(B+, B3)	08/15/22	6.250	480,000
2,000	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	1,948,000
975	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 11/15/15 @ 105.34)	(BB-, B1)	11/15/20	7.125	979,875
1,850	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)[2]	(BB+, Ba3)	02/15/20	8.250	1,901,800
300	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B+, B3)	04/01/21	6.250	292,500

					5,602,175

Packaging (1.9%)
500	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/17 @ 103.38)[1,2]	(CCC+, Caa1)	01/31/21	6.750	503,750
88	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 103.50)[1]	(NR, Caa1)	11/15/20	7.000	88,676

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Packaging
$300	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/30/15 @ 104.63)[1,8]	(CCC+, Caa1)	10/15/20	9.250	$350,907
1,850	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 02/15/16 @ 104.13)	(CCC+, Caa2)	02/15/21	8.250	1,854,625
450	SIG Combibloc Holdings S.C.A., Rule 144A, Senior Unsecured Notes (Callable 02/15/18 @ 103.88)[1,8]	(B-, Caa1)	02/15/23	7.750	516,126

					3,314,084

Personal & Household Products (0.9%)
1,125	NBTY, Inc., Global Company Guaranteed Notes (Callable 11/02/15 @ 102.25)	(B-, B3)	10/01/18	9.000	1,153,125
400	Prestige Brands, Inc., Global Company Guaranteed Notes (Callable 02/01/16 @ 104.06)	(B-, Caa1)	02/01/20	8.125	421,000

					1,574,125

Pharmaceuticals (1.8%)
800	AMAG Pharmaceuticals, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/18 @ 105.91)[1]	(B+, B3)	09/01/23	7.875	770,000
800	Capsugel S.A., 7.000 Cash%, 7.750% PIK, Rule 144A, Senior Unsecured Notes (Callable 10/16/15 @ 102.00)[1,4]	(B-, Caa1)	05/15/19	14.750	801,500
600	Endo Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/15/18 @ 104.50)[1]	(B, B1)	07/15/23	6.000	594,000
261	inVentiv Health, Inc., 10.000% Cash, 12.000% PIK, Rule 144A, Company Guaranteed Notes (Callable 11/02/15 @ 105.00)[1,4]	(CCC, Caa2)	08/15/18	22.000	260,023
168	inVentiv Health, Inc., Global Senior Unsecured Notes (Callable 08/15/16 @ 100.00)	(CCC, Caa3)	08/15/18	10.000	162,960
625	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 10/15/16 @ 103.19)[1]	(B, B1)	10/15/20	6.375	623,047

					3,211,530

Printing & Publishing (1.0%)
1,790	Harland Clarke Holdings Corp., Rule 144A, Senior Secured Notes (Callable 11/02/15 @ 104.88)[1]	(B+, B1)	08/01/18	9.750	1,845,938

Property & Casualty Insurance (0.5%)
1,000	York Risk Services Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/17 @ 106.38)[1]	(CCC+, Caa2)	10/01/22	8.500	853,750

Real Estate Development & Management (0.3%)
500	DuPont Fabros Technology LP, Company Guaranteed Notes (Callable 06/15/18 @ 104.22)	(BB, Ba1)	06/15/23	5.625	503,750

Real Estate Investment Trusts (2.1%)
1,398	iStar, Inc., Senior Unsecured Notes (Callable 07/01/16 @ 102.50)	(B+, B2)	07/01/19	5.000	1,333,343
500	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BBB-, Ba1)	02/15/22	6.375	524,375
1,175	QTS Finance Corp., Global Company Guaranteed Notes (Callable 08/01/17 @ 104.41)	(BB-, B2)	08/01/22	5.875	1,179,406
575	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ 103.31)	(BB-, Ba3)	02/15/21	6.625	600,875

					3,637,999

Recreation & Travel (0.1%)
250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/16 @ 103.94)[1]	(BB-, B3)	01/15/21	5.250	251,250

Software - Services (5.6%)
1,185	Audatex North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/18 @ 103.06)[1]	(BB-, B1)	11/01/23	6.125	1,195,369
1,523	MedAssets, Inc., Global Company Guaranteed Notes (Callable 11/02/15 @ 104.00)	(B, B3)	11/15/18	8.000	1,557,267
1,000	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)[2]	(B+, B2)	01/15/23	4.500	845,000
900	Optimas OE Solutions, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/18 @ 104.31)[1]	(B-, B3)	06/01/21	8.625	875,250
1,050	Sophia Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/02/15 @ 107.31)[1]	(CCC+, Caa1)	01/15/19	9.750	1,129,538

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Software - Services
$695	Sophia Holding Finance, Inc., PIK, Rule 144A, Company Guaranteed Notes (Callable 10/12/15 @ 102.00)[1,4]	(CCC+, Caa2)	12/01/18	9.625	$711,506
1,450	SS&C Technologies Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/18 @ 104.41)[1]	(B+, B3)	07/15/23	5.875	1,479,000
975	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)[1,2]	(CCC+, Caa1)	04/01/22	8.750	589,875
1,698	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 11/02/15 @ 104.56)	(CCC+, Caa1)	01/15/19	9.125	1,451,790

					9,834,595

Specialty Retail (0.8%)
750	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 11/15/15 @ 105.00)[1]	(B-, Caa1)	11/15/18	10.000	722,813
500	Caleres, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 104.69)[1]	(BB, B1)	08/15/23	6.250	503,750
150	IT Holding Finance S.A., Company Guaranteed Notes[3,6,8,10]	(NR, NR)	11/15/25	9.875	1,319
200	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)[1,8]	(CCC, Caa1)	04/15/19	9.875	138,415

					1,366,297

Steel Producers/Products (0.5%)
1,200	JMC Steel Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/02/15 @ 104.13)[1]	(B-, Caa1)	03/15/18	8.250	822,000

Support - Services (4.2%)
250	Brand Energy & Infrastructure Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/16 @ 106.38)[1]	(CCC+, Caa1)	12/01/21	8.500	224,375
1,075	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, Ba3)	06/01/21	7.250	1,128,750
750	Garda World Security Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/16 @ 105.44)[1]	(CCC+, Caa1)	11/15/21	7.250	688,125
1,731	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)[2]	(BB-, B3)	09/01/22	7.000	1,687,725
800	Light Tower Rentals, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.09)[1,2]	(B, B2)	08/01/19	8.125	552,000
1,000	NCSG Crane & Heavy Haul Services, Inc., Rule 144A, Secured Notes (Callable 08/15/17 @ 109.50)[1]	(B-, Caa2)	08/15/19	9.500	585,000
600	Outerwall, Inc., Global Company Guaranteed Notes (Callable 06/15/17 @ 104.41)	(BB-, Ba3)	06/15/21	5.875	564,750
950	Safway Finance Corp., Rule 144A, Secured Notes (Callable 11/02/15 @ 103.50)[1]	(B+, B3)	05/15/18	7.000	977,312
915	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 05/15/16 @ 103.69)	(BB-, B1)	05/15/20	7.375	965,325

					7,373,362

Tech Hardware & Equipment (4.3%)
500	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	526,250
900	Anixter, Inc., Rule 144A, Company Guaranteed Notes[1]	(BB, Ba3)	03/01/23	5.500	888,750
700	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 11/02/15 @ 103.50)[1]	(B, B1)	04/01/19	7.000	558,250
750	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 11/02/15 @ 104.50)[1]	(B, B1)	04/01/19	9.000	626,250
1,550	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)[1]	(B+, Ba3)	09/01/22	5.500	1,507,375
1,700	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 11/02/15 @ 104.75)[1]	(BB+, Ba1)	12/01/16	9.500	1,717,000
875	CommScope Technologies Finance LLC, Rule 144A, Senior Secured Notes (Callable 06/15/20 @ 103.00)[1]	(B, B2)	06/15/25	6.000	841,645
1,000	Dell, Inc., Global Senior Unsecured Notes	(BB+, Ba3)	04/15/38	6.500	886,900

					7,552,420

Telecom - Satellite (1.4%)
482	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(BB-, B3)	06/15/21	7.625	518,150
750	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 04/01/16 @ 103.75)	(B+, B3)	04/01/21	7.500	694,687

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Satellite
$600	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 08/31/15 @ 103.63)	(B+, B3)	04/01/19	7.250	$564,750
250	Intelsat Luxembourg S.A., Global Company Guaranteed Notes (Callable 06/01/16 @ 101.69)[2]	(CCC+, Caa2)	06/01/18	6.750	214,063
800	Intelsat Luxembourg S.A., Global Company Guaranteed Notes (Callable 06/01/17 @ 103.88)	(CCC+, Caa2)	06/01/21	7.750	531,000

					2,522,650

Telecom - Wireless (1.5%)
225	Sprint Corp., Global Company Guaranteed Notes	(B+, Caa1)	09/15/23	7.875	182,672
650	Sprint Corp., Global Company Guaranteed Notes	(B+, Caa1)	06/15/24	7.125	501,865
700	Sprint Corp., Global Company Guaranteed Notes (Callable 11/15/24 @ 100.00)	(B+, Caa1)	02/15/25	7.625	543,813
1,575	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 09/01/19 @ 103.19)	(BB, Ba3)	03/01/25	6.375	1,515,937

					2,744,287

Telecom - Wireline Integrated & Services (0.7%)
1,200	Frontier Communications Corp., Rule 144A, Senior Unsecured Notes (Callable 06/15/25 @ 100.00)[1]	(BB-, Ba3)	09/15/25	11.000	1,164,000
350	Hellas Telecommunications Luxembourg II S.C.A., Rule 144A, Subordinated Notes[1,3,6,7,10]	(NR, NR)	01/15/15	0.000	—

					1,164,000

Theaters & Entertainment (1.9%)
775	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 02/15/17 @ 104.41)	(B, B2)	02/15/22	5.875	782,750
650	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)[1]	(BB, B1)	06/15/23	6.000	658,125
1,815	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	1,878,525

					3,319,400

Transport Infrastructure/Services (0.3%)
400	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 01/15/17 @ 105.53)[1]	(BB-, B1)	01/15/22	7.375	323,500
375	Teekay Offshore Finance Corp., Global Senior Unsecured Notes	(NR, NR)	07/30/19	6.000	281,250

					604,750

TOTAL CORPORATE BONDS (Cost $156,904,146)					137,111,605

BANK LOANS (12.7%)
Auto Parts & Equipment (0.8%)
750	Jason, Inc.[11]	(CCC+, Caa1)	06/30/22	9.000	688,751
770	U.S. Farathane LLC[11]	(B+, B2)	12/23/21	6.750	774,805

					1,463,556

Building Materials (0.6%)
1,118	Panolam Industries International, Inc.[11]	(BB-, B2)	08/23/17	7.761	1,106,630

Chemicals (2.1%)
1,750	AZ Chem U.S., Inc.[11]	(B-, B1)	06/12/22	7.500	1,765,312
1,970	Ravago Holdings America, Inc.[11]	(BB+, B2)	12/20/20	5.500	1,975,329

					3,740,641

Diversified Capital Goods (0.5%)
930	Dynacast International LLC[11]	(B-, Caa1)	01/30/23	9.500	928,549

Electronics (0.6%)
1,046	FIDJI Luxembourg (BC4) Sarl[11]	(BB-, B1)	12/24/20	6.250	1,046,250

Food - Wholesale (0.3%)
500	Del Monte Foods, Inc.[11]	(CCC+, Caa1)	08/18/21	8.250	447,500

Gaming (0.4%)
750	CBAC Borrower LLC[11]	(B-, B3)	07/02/20	8.250	708,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Health Services (0.4%)
$750	Phillips-Medisize Corp.[11]	(CCC+, Caa2)	06/16/22	8.250	$746,719

Investments & Misc. Financial Services (1.4%)
1,000	Ascensus, Inc.[11]	(CCC+, Caa1)	12/02/20	9.000	1,000,625
469	Liquidnet Holdings, Inc.[11]	(B, B3)	05/22/19	7.750	454,687
1,000	Mergermarket U.S.A., Inc.[11]	(CCC+, Caa2)	02/04/22	7.500	924,375

					2,379,687

Machinery (0.7%)
1,250	CPM Holdings, Inc.[11]	(B, Caa1)	04/10/23	10.250	1,256,250

Media Content (0.3%)
500	DLG Acquisitions Ltd.[8,11]	(B-, Caa2)	06/30/22	8.250	550,802

Oil Field Equipment & Services (0.4%)
1,000	Shelf Drilling Holdings Ltd.[11]	(B+, B1)	10/08/18	10.000	627,500

Recreation & Travel (1.1%)
983	Abercrombie & Kent U.S. Group Holdings, Inc.[6,11]	(NR, NR)	12/09/18	5.000	918,638
1,000	Legendary Pictures Funding LLC[11]	(NR, NR)	04/17/20	7.000	995,000

					1,913,638

Software - Services (1.1%)
1,000	Deltek, Inc.[11]	(CCC+, Caa2)	06/17/23	9.500	1,003,125
985	Intralinks, Inc.[6,11]	(BB, B2)	02/21/19	7.250	977,613

					1,980,738

Specialty Retail (0.8%)
1,500	BJ’s Wholesale Club, Inc.[11]	(CCC, Caa2)	03/26/20	8.500	1,489,380

Telecom - Wireline Integrated & Services (0.6%)
1,000	Omnitracs, Inc.[11]	(CCC+, Caa1)	05/25/21	8.750	974,375

Theaters & Entertainment (0.2%)
1,000	CKX, Inc.[11]	(CCC-, Caa2)	06/21/17	11.000	428,330

Transport Infrastructure/Services (0.4%)
680	PODS LLC[11]	(CCC+, Caa1)	02/02/23	9.250	686,800

TOTAL BANK LOANS (Cost $23,561,368)					22,476,095

ASSET BACKED SECURITIES (7.4%)
Collateralized Debt Obligations (7.4%)
1,000	Carlyle Global Market Strategies CLO Ltd., 2012-4A, Rule 144A1,7	(NR, NR)	01/20/25	0.000	825,805
2,000	CIFC Funding Ltd., 2012-2A, Rule 144A1,11	(BB-, NR)	12/05/24	6.082	1,999,203
1,250	Eaton Vance CLO Ltd., 2014-1A, Rule 144A1,11	(NR, Ba3)	07/15/26	5.306	1,088,801
1,000	ECP CLO Ltd., 2013-5A, Rule 144A1,11	(BB, NR)	01/20/25	4.487	830,713
1,000	Galaxy XIV CLO Ltd., 2012-14A, Rule 144A1,11	(BB, NR)	11/15/24	5.721	927,374
1,000	ING Investment Management CLO Ltd., 2012-1RA, Rule 144A1,11	(B, NR)	03/14/22	6.836	974,040
1,000	Jamestown CLO III Ltd., 2013-3A, Rule 144A1,11	(BB-, NR)	01/15/26	4.774	845,654
1,000	JFIN CLO Ltd., 2013-1A, Rule 144A1,11	(BB, NR)	01/20/25	5.037	847,054
1,500	Ocean Trails CLO IV, 2013-4A, Rule 144A1,11	(B, NR)	08/13/25	6.214	1,225,786
1,000	Shackleton I CLO Ltd., 2012-1A, Rule 144A1,11	(BB, NR)	08/14/23	6.514	931,404
700	Stewart Park CLO Ltd., 2015-1A, Rule 144A1,7	(NR, NR)	04/15/26	0.000	661,900
1,325	Venture XVII CLO Ltd., 2014-17A, Rule 144A1,11	(NR, Ba2)	07/15/26	5.289	1,147,954
1,000	WhiteHorse VIII Ltd., 2014-1A, Rule 144A1,11	(NR, Ba3)	05/01/26	4.739	813,309

TOTAL ASSET BACKED SECURITIES (Cost $13,887,600)					13,118,997

Number of Shares

COMMON STOCKS (0.0%)
Building Materials (0.0%)
372	Dayton Superior Corp.[3,6,12]				—

Gaming (0.0%)
36,250	Majestic Holdco LLC[6,12]				6,797

Number of Shares				Value

COMMON STOCKS
Gaming
1,500	Progressive Gaming International Corp.[6,12]			$5

				6,802

Media Content (0.0%)
26,986	Cumulus Media, Inc., Class A2,12			18,993

TOTAL COMMON STOCKS (Cost $323,430)				25,795

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
413	Dayton Superior Corp.[3,6,12] (Cost $156,000)			—

SHORT-TERM INVESTMENTS (8.9%)
14,131,214	State Street Navigator Prime Portfolio, 0.20%[13]			14,131,214
Par (000)		Maturity	Rate%
$1,518	State Street Bank and Trust Co. Euro Time Deposit	10/01/15	0.010	1,517,796

TOTAL SHORT-TERM INVESTMENTS (Cost $15,649,010)				15,649,010

TOTAL INVESTMENTS AT VALUE (106.7%) (Cost $210,481,554)				188,381,502

LIABILITIES IN EXCESS OF OTHER ASSETS (-6.7%)				(11,831,533)

NET ASSETS (100.0%)				$176,549,969

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to a value of $85,977,527 or 48.7% of net assets.

[2]	Security or portion thereof is out on loan.
[3]	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
[4]	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
[5]

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

[6]	Illiquid security.
[7]	Zero-coupon security.
[8]	This security is denominated in Euro.
[9]	This security is denominated in British Pound.
[10]	Bond is currently in default.
[11]	Variable rate obligations — The interest rate is the rate as of September 30, 2015.
[12]	Non-income producing security.
[13]	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at September 30, 2015.

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	146,000	USD	160,639	10/15/15	Morgan Stanley	$160,639	$163,004	$2,365
GBP	55,000	USD	85,666	10/15/15	Morgan Stanley	85,666	83,306	(2,360)
USD	2,669,145	EUR	2,391,000	10/15/15	Morgan Stanley	(2,669,145)	(2,669,461)	(316)
USD	1,403,492	GBP	914,500	10/15/15	Morgan Stanley	(1,403,492)	(1,385,147)	18,345

								$18,034

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$136,992,249	$119,356		$137,111,605
Bank Loans	—	15,371,727	7,104,368		22,476,095
Asset Backed Securities	—	13,118,997	—		13,118,997
Common Stocks	18,998	6,797	0	[1]	25,795
Preferred Stocks	—	—	0	[1]	0	[1]
Short-term Investments	—	15,649,010	—		15,649,010

	$18,998	$181,138,780	$7,223,724		$188,381,502

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$20,710	$—		$20,710

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$2,676	$—		$2,676

[1]	Included a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of September 30, 2015 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate Bonds	Bank Loans	Common Stocks	Total
Balance as of December 31, 2014	$3,769	$1,700,650	$209,052	$1,913,471
Accrued discounts (premiums)	—	43,347	—	43,347
Purchases	—	2,871,950	—	2,871,950
Sales	(19)	(7,500)	(285,000)	(292,519)
Realized gain (loss)	—	287	285,000	285,287
Change in unrealized appreciation (depreciation)	(1,750)	(323,716)	(202,255)	(527,721)
Transfers into Level 3	117,356	3,247,680	—	3,365,036
Transfers out of Level 3	—	(428,330)	(6,797)	(435,127)

Balance as of September 30, 2015	$119,356	$7,104,368	$—	$7,223,724

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015	$(1,750)	$55,983	$—	$54,233

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 09/30/2015	Valuation Technique	Unobservable Input	Range
Corporate Bonds	$119,356	Market Approach	Single Broker Quote	NA
Bank Loans	$7,104,368	Market Approach	Single Broker Quote	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs Credit Suisse Asset Management LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended September 30, 2015, there were no transfers in and out of Level 1 and Level 2, but there were

$3,365,036 transferred out from Level 2 to Level 3 due to lack of observable market data because of decrease in market activity and $435,127 transferred out from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:	Controls and Procedures

    (a)      As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits

1.         The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   November 13, 2015

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   November 13, 2015

/s/Rocco DelGuercio

Name: Rocco DelGuercio

Title:   Chief Financial Officer and Treasurer

Date:   November 13, 2015